                                                Filed Pursuant to Rule 497(e)
                                                Registration File No.: 2-97963

              SUPPLEMENT DATED MARCH 23, 2001 TO THE PROSPECTUS OF
             MORGAN STANLEY DEAN WITTER CONVERTIBLE SECURITIES TRUST
                             DATED NOVEMBER 30, 2000

     The second paragraph under the section of the Prospectus titled "FUND MANAGEMENT" is hereby replaced by the following:

     Ellen Gold, Vice President of the Investment Manager, has been the primary portfolio manager of the Fund since March 2001. Ms. Gold had previously been assistant portfolio manager of the Fund (since November 1998) and has been managing portfolios for the Investment Manager for over five years.